Shareholder Report, Holdings (Details) - C000204809	Jan. 31, 2025
Veolia Environnement8516872
Holdings [Line Items]
Percent of Total Investments	6.40%
Xylem8516945
Holdings [Line Items]
Percent of Total Investments	5.10%
United Utilities Group8516882
Holdings [Line Items]
Percent of Total Investments	3.80%
Kurita Water Industries8516892
Holdings [Line Items]
Percent of Total Investments	3.70%
American Water Works8516909
Holdings [Line Items]
Percent of Total Investments	3.60%
Essential Utilities8516915
Holdings [Line Items]
Percent of Total Investments	3.50%
Fortune Brands Innovations8516919
Holdings [Line Items]
Percent of Total Investments	3.50%
Roper Technologies8516929
Holdings [Line Items]
Percent of Total Investments	3.20%
Coway8516895
Holdings [Line Items]
Percent of Total Investments	3.00%
IDEX8516921
Holdings [Line Items]
Percent of Total Investments	3.00%
Germany
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Austria
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.80%
China
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Canada
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Brazil
Holdings [Line Items]
Percent of Net Asset Value	2.60%
South Korea
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.90%
France
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Japan
Holdings [Line Items]
Percent of Net Asset Value	6.70%
United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	14.40%
United States
Holdings [Line Items]
Percent of Net Asset Value	51.30%